Property, Plant and Equipment Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2015
LNG terminal costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
LNG terminal costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
LNG storage tanks [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Marine berth, electrical, facility and roads [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	35 years
Water pipelines [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years